AB Equity Income Fund

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 26.9%
Semiconductors & Semiconductor Equipment – 7.6%
Analog Devices, Inc.	19,554	$4,498,593
Broadcom, Inc.	67,900	13,541,297
KLA Corp.	10,476	7,425,808
Lam Research Corp.	112,933	8,666,478
NXP Semiconductors NV(a)	33,993	7,328,551
Texas Instruments, Inc.	23,653	4,635,752

		46,096,479

Software – 11.4%
Gen Digital, Inc.	114,251	3,122,480
Intuit, Inc.(b)	18,137	11,133,216
Microsoft Corp.	110,612	43,911,858
Oracle Corp.	62,549	10,386,887

		68,554,441

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	134,263	32,470,164
Sandisk Corp./DE(b)	38,867	1,820,903
Seagate Technology Holdings PLC	72,526	7,391,125
Western Digital Corp.(b)	116,600	5,705,238

		47,387,430

		162,038,350

Financials – 17.9%
Banks – 6.3%
Bank of America Corp.	288,590	13,303,999
M&T Bank Corp.(a)	27,480	5,268,465
Wells Fargo & Co.	249,168	19,514,838

		38,087,302

Capital Markets – 4.7%
Carlyle Group, Inc. (The)(a)	56,460	2,813,967
Charles Schwab Corp. (The)	114,270	9,087,893
CME Group, Inc.	13,267	3,366,767
Morgan Stanley	95,630	12,729,309

		27,997,936

Financial Services – 4.9%
Corebridge Financial, Inc.	474,417	16,452,781
Visa, Inc. - Class A(a)	36,329	13,176,892

		29,629,673

Insurance – 2.0%
MetLife, Inc.	137,124	11,817,346

		107,532,257

Health Care – 13.0%
Biotechnology – 1.8%
AbbVie, Inc.	52,258	10,923,489

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.5%
Medtronic PLC	162,003	$14,907,516

Health Care Providers & Services – 2.7%
Encompass Health Corp.	31,780	3,182,449
Labcorp Holdings, Inc.	15,910	3,994,047
UnitedHealth Group, Inc.	19,695	9,354,337

		16,530,833

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	9,003	4,762,227

Pharmaceuticals – 5.2%
Merck & Co., Inc.	179,702	16,577,510
Pfizer, Inc.	97,361	2,573,251
Royalty Pharma PLC - Class A	365,672	12,301,206

		31,451,967

		78,576,032

Industrials – 10.8%
Aerospace & Defense – 2.1%
Lockheed Martin Corp.	6,455	2,907,138
RTX Corp.	73,177	9,731,809

		12,638,947

Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc.	55,710	5,661,250

Electrical Equipment – 1.6%
Eaton Corp. PLC	32,080	9,409,706

Machinery – 4.4%
CNH Industrial NV(a)	378,770	4,878,558
Deere & Co.	11,340	5,452,159
PACCAR, Inc.	109,634	11,757,150
Stanley Black & Decker, Inc.	53,231	4,606,078

		26,693,945

Professional Services – 1.8%
Paychex, Inc.	28,869	4,378,561
Robert Half, Inc.	110,118	6,506,873

		10,885,434

		65,289,282

Consumer Discretionary – 6.0%
Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	37,433	11,541,717

Specialty Retail – 2.1%
Bath & Body Works, Inc.	144,585	5,238,315
Lowe’s Cos., Inc.	29,988	7,456,216

		12,694,531

Textiles, Apparel & Luxury Goods – 2.0%
Tapestry, Inc.(a)	138,015	11,789,241

		36,025,489

Company	Shares	U.S. $ Value

Consumer Staples – 5.8%
Beverages – 1.6%
Coca-Cola Co. (The)	60,328	$4,295,957
PepsiCo, Inc.	35,641	5,469,824

		9,765,781

Consumer Staples Distribution & Retail – 1.5%
Walmart, Inc.	90,217	8,896,298

Household Products – 1.4%
Procter & Gamble Co. (The)	48,306	8,397,515

Personal Care Products – 1.3%
Kenvue, Inc.	329,039	7,765,321

		34,824,915

Communication Services – 5.5%
Diversified Telecommunication Services – 1.5%
Comcast Corp. - Class A	262,675	9,424,779

Entertainment – 1.6%
Walt Disney Co. (The)	84,175	9,579,115

Wireless Telecommunication Services – 2.4%
T-Mobile US, Inc.	53,291	14,372,050

		33,375,944

Energy – 4.0%
Energy Equipment & Services – 1.1%
Baker Hughes Co.	152,233	6,788,069

Oil, Gas & Consumable Fuels – 2.9%
Cameco Corp.	54,320	2,392,253
EOG Resources, Inc.	61,035	7,747,783
Exxon Mobil Corp.	62,155	6,919,716

		17,059,752

		23,847,821

Utilities – 3.9%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	163,345	17,322,737

Multi-Utilities – 1.0%
Ameren Corp.	62,216	6,318,657

		23,641,394

Real Estate – 3.5%
Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	42,730	4,225,570

Industrial REITs – 0.6%
Rexford Industrial Realty, Inc.(a)	92,035	3,802,886

Office REITs – 1.1%
BXP, Inc.(a)	37,203	2,638,809
COPT Defense Properties	150,581	4,070,204

		6,709,013

Company	Shares	U.S. $ Value

Residential REITs – 0.5%
Mid-America Apartment Communities, Inc.	18,087	$3,040,787

Specialized REITs – 0.6%
Digital Realty Trust, Inc.	21,225	3,317,892

		21,096,148

Materials – 2.2%
Chemicals – 2.2%
Corteva, Inc.	46,752	2,944,441
LyondellBasell Industries NV - Class A	134,957	10,368,746

		13,313,187

Total Common Stocks (cost $412,588,616)		599,560,819

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(c) (d) (e) (cost $1,625,409)	1,625,409	1,625,409

Total Investments – 99.8% (cost $414,214,025)(f)		601,186,228
Other assets less liabilities – 0.2%		1,091,994

Net Assets – 100.0%		$602,278,222

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $192,840,556 and gross unrealized depreciation of investments was $(5,868,353), resulting in net unrealized appreciation of $186,972,203.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Equity Income Fund

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$599,560,819	$—	$—	$599,560,819
Short-Term Investments	1,625,409	—	—	1,625,409
Total Investments in Securities	601,186,228	—	—	601,186,228

Other Financial Instruments(b)	—	—	—	—

Total	$601,186,228	$—	$—	$601,186,228

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,983	$18,031	$19,389	$1,625	$19